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                    Skadden, Arps, Slate, Meagher & Flom LLP
                              333 West Wacker Drive
                             Chicago, Illinois 60606


                                                                   May 28, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

 Re: Van Kampen Trust
     Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A Rule 485(b) Filing (File Nos. 33-4410 and 811-4629)

Ladies and Gentlemen:

     Van Kampen Trust (the "Registrant") hereby files via EDGAR one electronically signed copy of Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A (the "Registration Statement"), on behalf of Van Kampen Inflation-Linked Fixed Income Fund (the "Fund"). The Registration Statement is filed pursuant to Rule 485(b) of the general rules and regulations of the Securities and Exchange Commission (the "Commission") promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

     Pursuant to Rule 485(b)(4) under the 1933 Act Rules, we hereby represent that the above-referenced amendment to the Registration Statement does not contain any disclosures which would render it ineligible to become effective pursuant to rule 485(b).

     Should the staff have any questions regarding the foregoing, please call Debra Rubano at (212) 296-6993 or the undersigned at (312) 407-0863.


                                      Very truly yours,

                                      /s/ Charles B. Taylor
                                      ---------------------
                                      Charles B. Taylor